Company's Operations - Share capital increase (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Dec. 10, 2025	Dec. 31, 2025
Company's Operations [Line Items]
Increase (decrease) through other changes, equity	R$ 5,000,000
Capital increase reserve
Company's Operations [Line Items]
Increase (decrease) through other changes, equity	2,807,632
Investments reserve
Company's Operations [Line Items]
Increase (decrease) through other changes, equity	R$ 2,192,368